UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust

(Exact name of registrant as specified in charter)

40 Grove Street, Wellesley Square, MA 02482

(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman

40 Grove Street

Wellesley Square, MA 02482

(Name and address of agent for service)

800-287-9469

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

Annual Report

June 30, 2012

EntrepreneurShares Global FundTM

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

EntrepreneurShares Global Fund

August 15, 2012

Dear Shareholders:

As we complete our first full fiscal year, we would like to extend our appreciation for your continuing support for investing in our vision. Our treatise on investments rests upon a conviction that entrepreneurial managers, as defined by our 15 attributes, will outperform non-entrepreneurs over an extended period of time. We diversify our holdings with investments in global capital markets (US, International and Emerging markets) that include different market capitalizations (Small-Cap, Mid-Cap and Large-Cap), both value stocks and growth stocks, high dividend yield stocks, and impact stocks. Our fund invests in all major industry sectors, though includes a higher percentage of technology stocks. Over the history of our mutual fund and extended performance, our fund demonstrates a relatively clear pattern. We tend to strongly outperform our key benchmarks during positive years though underperform during negative periods. The relative benefits in the positive years (known as Up Capture) tend to outweigh the losses in the negative years (Down Capture). This net benefit (known as a risk-adjusted alpha) suggests that we are able to provide our investors with an extra return over a specified benchmark.

In our annual report, we reflect upon our past performance and look ahead to the future. Given the fluctuating financial markets during the first 6 months of 2012, we see reason for both optimism and concern.

At the time of this writing, Calendar year 2012 has been shaping up as a relatively strong year for investors though is much different than 2011. In 2011, investors experienced strong volatility due to problems in Europe, Middle East and Asia. Overall equity returns were relatively flat in the US and generally negative in Europe and Emerging Markets. Similar to historical performance patterns of our fund, EntrepreneurShares Global Fund ended negative for calendar year 2011. In the first quarter of 2012, EntrepreneurShares had a strong positive return, though lost some of it during the second quarter. Large market cap technology firms have been among our strongest performers and emerging market companies have been among our weakest.

We are optimistic that global equity markets will continue to remain positive for the third and fourth quarters across most sectors and investment categories. However, we remain concerned about a number of global problems. European economic woes continue without any foreseeable conclusion or solution on the horizon. Moreover, growth and infrastructure issues persist in China. Not surprisingly, the performance of Emerging Markets has trailed both US and International categories.

However, over the past 12 month period, we underperformed our World Index (MXWD) benchmark by 5.2%. Consistent with our historical pattern, our fund has been generally outperforming our benchmark in stronger months though tends to be weaker in negative ones.

Our enthusiasm and trepidation for future Fund performance, rests with the direction of the overall market.

At the time of this writing (August, 2012) we are experiencing strong equity appreciation and are outperforming our benchmarks. However, should the financial markets decline our Fund will likely follow this pattern. Both paths are possible.

We believe that global equities continue to be priced at very attractive levels and we believe we are positioned for a strong finish to the remainder of 2012. In particular, we believe that emerging markets offer plenty of opportunity for strong appreciation.

As an overall commentary, we continue to be confident that savvy entrepreneurial managers will find a way to make their businesses grow in good conditions and survive in difficult ones. Entrepreneurs have economic incentive to help grow their profits and generate stock appreciation for themselves and other shareholders. This policy has held true in prior years and should remain true in the months and years ahead.

We look forward to sharing more updates with you in the future and assisting you with your portfolio appreciation. Thank you again for your support.

Joel Shulman Ph.D., CFA

Chief Investment Officer

EntrepreneurShares

EntrepreneurShares Global Fund

Past performance is no guarantee of future results.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Fund holdings are subject to change and are not recommendations to buy or sell any security. Investment in the Fund will result in certain risks which are detailed in the Prospectus. These risks include manager risk, market risk, common stock risk, risk of no prior experience of managing a registered mutual fund, small and medium sized companies risk, technology company investing risk, foreign securities risk, emerging markets risk and quantitative investment approach risk.

Investors should consider carefully the investment objectives, risks, and charges and expenses before investing. For a full prospectus which contains this and other information about the funds offered by EntrepreneurShares, Call us at 1-877-271-8811. Please read the full prospectus carefully before investing.

Past performance results do not guarantee future results. The investment results and principal value of an investment in the Entrepreneur Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost of such shares. Current performance may be lower or higher than the performance presented herein. For current performance call 1-877-271-8811

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security. Performance is net of 1.95% expenses applied to Retail class (ENTRX). Past performance is no guarantee of future results.

Distributed by Rafferty Capital LLC

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

2

EntrepreneurShares Global Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

June 30, 2012 (Unaudited)

This chart assumes an initial gross investment of $10,000 made in the Retail Class on November 11, 2010 (commencement of operations of the Fund). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

MSCI The World Index - A free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed market. Returns assume the reinvestments of all dividends.

Total Annualized Returns as of 6/30/12

	1-Year	Since Inception (11/11/10)
EntrepreneurShares Global Fund – Retail Class	-9.74%	0.81%
EntrepreneurShares Global Fund – Institutional Class	-9.55%	1.07%
MSCI The World Index	-4.42%	2.31%

3

EntrepreneurShares Global Fund

SECTOR ALLOCATION OF PORTFOLIO INVESTMENTS

June 30, 2012 (Unaudited)

EntrepreneurShares Global Fund

Educational Services 1.4%
Arts and Entertainment and Recreation 0.8%
Other Services 1.8%
Transportation and Warehousing 0.7%
Accommodation and Food Services 3.4%
Mining 2.3%
Utilities 0.3%
Administrative Support, Waste Management 4.1%
Real Estate and Rental and Leasing 4.2%
Manufacturing 38.2%
Health Care and Social Assistance 4.7%
Retail Trade 8.4%
Information 9.4%
Finance and Insurance 8.2%
Professional, Scientific, and Technical Services 12.1%

4

EntrepreneurShares Global Fund

EXPENSE EXAMPLE

June 30, 2012 (Unaudited)

As a shareholder of The EntrepreneurShares Global Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares; and (2) ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire six-month period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first line of the table below for each share class of the Fund provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expense based on the actual expense ratios for each share class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

5

EntrepreneurShares Global Fund

EXPENSE EXAMPLE (continued)

June 30, 2012 (Unaudited)

EntrepreneurShares Global Fund – Retail Class

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 – June 30, 2012
Actual	$1,000.00	$1,067.60	$10.02
Hypothetical (5% annual return before expenses)	1,000.00	1,015.17	9.77

* Expenses are equal to the Fund’s annualized expense ratio (including extraordinary expenses) of 1.95%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the half year period.

EntrepreneurShares Global Fund – Institutional Class

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 – June 30, 2012
Actual	$1,000.00	$1,068.40	$8.74
Hypothetical (5% annual return before expenses)	1,000.00	1,016.41	8.52

* Expenses are equal to the Fund’s annualized expense ratio (including extraordinary expenses) of 1.70%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the half year period.

6

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS

June 30, 2012

Shares		Value
	COMMON STOCKS- 95.89%
	Administrative and Support Services – 3.47%
933	Expedia, Inc.	$44,849
4,100	Flight Centre Ltd. (a)	79,437
2,478	The Geo Group, Inc. (b)	56,300
5,000	Liquidity Services, Inc. (b)	255,950
930	Mantech International Corp.	21,827
1,299	Portfolio Recovery Associates, Inc. (b)	118,547
933	TripAdvisor, Inc. (a)(b)	41,696
		618,606
	Advertising Agencies- 0.62%
5,000	JCDecaux SA (a)	110,035
	Ambulatory Health Care Services- 4.15%
1,350	BioMerieux SA (a)	110,843
77,000	China Shineway Pharmaceutical Group Ltd. (a)	110,568
2,500	Cochlear Ltd. (a)	168,468
1,100	Coloplast A/S (a)	197,348
6,300	Galapagos NV (a)(b)	98,861
778	Mednax, Inc. (b)	53,324
		739,412
	Amusement, Gambling, and Recreation Industries- 0.79%
1,998	Las Vegas Sands Corp.	86,893
518	Wynn Resorts Ltd.	53,727
		140,620
	Apparel Manufacturing- 2.25%
2,970	Guess?, Inc.	90,199
1,000	Lululemon Athletica, Inc. (b)	59,630
36,000	Ports Design Ltd. (a)	37,355
1,344	Under Armour, Inc. (b)	126,981
2,198	Zumiez, Inc. (b)	87,041
		401,206

See accompanying notes

7

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

Shares		Value
	Broadcasting (except Internet)- 1.36%
30,000	CTC Media, Inc. (a)	$241,800
	Building Material and Garden Equipment and Supplies Dealers- 2.82%
100,000	DMCI Holdings, Inc. (a)	135,042
15,000	SM Investments Corp. (a)	259,879
3,525	Titan Machinery, Inc. (b)	107,054
		501,975
	Chemical Manufacturing- 5.67%
1,656	Alexion Pharmaceuticals, Inc. (b)	164,441
3,183	Inter Parfums, Inc. (a)	54,970
3,000	Jazz Pharmaceuticals Plc (b)	135,030
4,558	LSB Industries, Inc. (b)	140,888
3,354	Medicis Pharmaceutical Corp.	114,539
4,105	Optimer Pharmaceuticals, Inc. (b)	63,710
528	Regeneron Pharmaceuticals, Inc. (b)	60,308
6,200	Rigel Pharmaceuticals, Inc. (b)	57,660
3,952	Seattle Genetics, Inc. (b)	100,341
3,525	Theravance, Inc. (b)	78,326
788	United Therapeutics Corp. (b)	38,911
		1,009,124
	Clothing and Clothing Accessories Stores- 1.80%
1,026	Blue Nile, Inc. (b)	30,483
2,830	The Finish Line, Inc.	59,175
800	LVMH Moet Hennessy Louis Vuitton SA (a)	121,336
3,916	The Men’s Wearhouse, Inc.	110,196
		321,190

See accompanying notes

8

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

Shares		Value
	Computer and Electronic Product Manufacturing- 13.10%
14,000	Axis Communications AB (a)	$303,580
1,327	Cabot Microelectronics Corp. (a)	38,762
639	CSR PLC - ADR	8,767
3,578	Cypress Semiconductor Corp. (b)	47,301
7,659	IPG Photonics Corp. (b)	333,856
5,702	Ituran Location and Control Ltd. (a)	62,551
5,370	IXYS Corp. (a)(b)	59,983
2,073	Microchip Technology, Inc.	68,575
7,000	Mindray Medical International Ltd. -ADR	212,030
14,100	Miranda Technologies, Inc. (a)(b)	234,608
1,910	National Instruments Corp.	51,302
1,000	Nidec Corp. (a)	75,311
12,000	Parrot SA (a)(b)	353,227
20,000	Spreadtrum Communications, Inc. -ADR	353,000
4,074	STEC, Inc. (b)	31,777
1,991	Stratasys, Inc. (b)	98,654
		2,333,284
	Credit Intermediation and Related Activities- 2.33%
7,084	Capital One Financial Corp.	387,211
318	Credit Acceptance Corp. (b)	26,849
		414,060
	Data Processing, Hosting and Related Services- 2.08%
5,762	Acme Packet, Inc. (b)	107,461
1,192	CoStar Group, Inc. (b)	96,790
4,690	ExIService Holdings, Inc. (b)	115,562
3,172	Riverbed Technology, Inc. (a)(b)	51,228
		371,041
	Educational Services- 1.35%
8,788	Bridgepoint Education, Inc. (b)	191,578
2,063	K12, Inc. (b)	48,068
		239,646

See accompanying notes

9

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

Shares		Value
	Electrical Equipment, Appliances and Component Manufacturing- 1.95%
20,000	Alpha & Omega Semiconductor Ltd. (a)(b)	$183,000
3,193	iRobot Corp. (b)	70,725
17,884	Taser International, Inc. (b)	93,712
		347,437
	Fabricated Metal Product Manufacturing- 0.39%
1,577	BE Aerospace, Inc. (b)	68,852
	Food Manufacturing- 4.20%
150,000	Charoen Pokphand Foods PCL (a)	181,832
200,000	Golden Agri-Resources Ltd. (a)	105,782
2,664	The Hain Celestial Group, Inc. (b)	146,627
2,261	J&J Snack Foods Corp.	133,625
10,000	MHP SA- ADR (b)	115,000
22,500	Wilmar International Ltd. (a)	64,121
		746,987
	Food Services and Drinking Places- 3.27%
364	Chipotle Mexican Grill, Inc. (b)	138,302
545	Panera Bread Co. (b)	75,995
3,451	Papa John’s International, Inc. (b)	164,164
1,659	Starbucks Corp.	88,458
6,280	Texas Roadhouse, Inc.	115,740
		582,659
	Funds, Trusts, and Other Financial Vehicles- 0.26%
4,499	PennantPark Investment Corp.	46,565
	Hospitals-0.36%
1,410	IPC The Hospitalist Co., Inc. (b)	63,901
	Insurance Carriers and Related Activities- 1.62%
5,982	Meadowbrook Insurance Group, Inc.	52,582
1,020	Mercury General Corp.	42,503
2,923	Molina Healthcare, Inc. (b)	68,574
2,333	National Interstate Corp.	62,035
1,265	The Navigators Group, Inc. (b)	63,313
		289,007

See accompanying notes

10

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

Shares		Value
	Machinery Manufacturing- 1.45%
13,000	Fabrinet (a)(b)	$163,150
5,696	II-VI, Inc. (b)	94,952
		258,102
	Medical Equipment and Supplies Manufacturing- 2.46%
20,000	Renishaw PLC (a)	438,521
	Miscellaneous Manufacturing- 1.49%
1,441	ICU Medical, Inc (b)	76,921
259	Intuitive Surgical, Inc. (b)	143,432
2,847	Jakks Pacific, Inc.	45,580
		265,933
	Motion Picture and Sound Recording Industries- 0.21%
535	Netflix, Inc. (b)	36,632
	Motor Vehicle and Parts Dealers- 0.44%
5,702	Sonic Automotive, Inc.	77,946
	Nonstore Retailers- 1.81%
4,147	eBay, Inc. (a)(b)	174,215
3,318	Sohu.com, Inc. (a)(b)	148,116
		322,331
	Oil and Gas Extraction- 0.32%
954	Contango Oil & Gas Co. (b)	56,477
	Other Information Services- 2.23%
207	Google, Inc. (b)	120,075
12,224	Travelzoo, Inc. (b)	277,729
		397,804
	Personal and Laundry Services- 1.11%
6,000	Natura Cosmeticos SA (a)	138,312
4,780	Service Corp. International	59,129
		197,441

See accompanying notes

11

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

Shares		Value
	Pipeline Transportation- 0.19%
1,239	Copano Energy LLC	$34,444
	Primary Metal Manufacturing- 3.40%
10,000	Antofagasta PLC (a)	170,397
25,000	Cia Siderurgica Nacional SA (a)	141,523
12,000	Eurasian Natural Resources Corp. PLC (a)	78,069
66,000	Indorama Ventures PLC (a)	57,147
30,000	MMX Mineracao e Metalicos SA (a)(b)	87,379
2,500	Novolipetsk Steel OJSC (b)	40,725
2,597	Steel Dynamics, Inc.	30,515
		605,755
	Professional, Scientific, and Technical Services- 11.73%
2,986	comScore, Inc. (b)	49,150
15,000	iGate Corp. (a)(b)	255,300
3,328	Netscout Systems, Inc. (b)	71,852
1,900	PAREXEL International Corp. (a)(b)	53,637
30,000	Park24 Co. Ltd. (a)	441,359
42,000	Seek Ltd. (a)	272,537
1,141	Solera Holdings, Inc. (a)	47,682
4,105	Sourcefire, Inc. (b)	210,997
3,888	SYKES Enterprises, Inc. (b)	62,052
2,447	Synchronoss Technologies, Inc. (b)	45,196
1,111	Syntel, Inc.	67,438
1,708	VeriSign, Inc. (a)(b)	74,418
4,468	Virtusa Corp. (b)	59,648
10,084	VistaPrint NV (a)(b)	325,713
2,727	Vocus, Inc. (a)(b)	50,722
		2,087,701
	Publishing Industries (except Internet)- 1.62%
1,041	Concur Technologies, Inc. (b)	70,892
975	Opnet Technologies, Inc.	25,925
1,971	Synopsys, Inc. (a)(b)	58,007
1,493	Ultimate Software Group, Inc. (b)	133,056
		287,880

See accompanying notes

12

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

Shares		Value
	Real Estate- 2.71%
25,000	Africa Israel Investment Ltd. (a)(b)	71,095
16,000	Direcional Engenharia SA (a)(b)	77,670
12,959	E-House (China) Holdings Ltd. ADR	71,274
50,000	Hopewell Holdings Ltd. (a)	142,435
26,000	MRV Engenharia e Participacoes SA (a)	119,741
		482,215
	Retail Trade- 2.20%
1,200	Inditex SA (a)	123,812
2,500	MercadoLibre, Inc. (a)	189,500
15,000	SuperGroup PLC (a)(b)	78,053
		391,365
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities- 3.44%
1,970	The Charles Schwab Corp.	25,472
3,411	Cohen & Steers, Inc.	117,714
1,628	Evercore Partners, Inc. (a)	38,079
1,698	Federated Investors, Inc.	37,101
4,396	Hercules Technology Growth Capital, Inc.	49,851
3,500	Lundbergforetagen AB (a)	105,848
950	Morningstar, Inc.	54,948
750	Partners Group Holding AG (a)	133,224
1,358	Westwood Holdings Group, Inc.	50,599
		612,836
	Semiconductor Related Products- 0.93%
160,000	JA Solar Holdings Co. Ltd. – ADR (b)	164,800
	Specialty Retail- 0.82%
76,000	Chow Sang Sang Holdings International Ltd. (a)	146,946
	Support Activities for Mining- 1.14%
13,319	W&T Offshore, Inc.	203,781
	Telecommunications-0.54%
2,581	Oplink Communications, Inc. (a)(b)	34,921
22,200	QSC AG (a)	61,358
		96,279

See accompanying notes

13

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

Shares		Value
	Transportation Equipment Manufacturing- 0.46%
2,592	Tesla Motors, Inc. (b)	$81,104
	Utilities-0.32%
818	ITC Holdings Corp.	56,368
	Waste Management and Remediation Services- 0.52%
1,636	Clean Harbors, Inc. (b)	92,303
	Water Transportation- 0.51%
2,322	Hornbeck Offshore Services, Inc. (b)	90,047
	TOTAL COMMON STOCKS (Cost $16,949,010)	17,072,418

	CLOSED-ENDED MUTUAL FUNDS- 0.26%
	Funds, Trust, and Other Financial Vehicles- 0.26%
2,890	Ares Capital Corp.	46,124
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $48,056)	46,124

	REAL ESTATE INVESTMENT TRUSTS (REITs)- 0.71%
	Real Estate- 0.71%
2,156	DuPont Fabros Technology, Inc.	61,576
1,037	Equity Residential	64,667
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $101,128)	126,243

	SHORT TERM INVESTMENTS- 2.85%
507,809	First American Treasury Obligations Fund	507,809
	TOTAL SHORT TERM INVESTMENTS (Cost $507,809)	507,809

	Total Investments (Cost $17,606,003)- 99.71%	17,752,594
	Other Assets in Excess of Liabilities- 0.29%	52,137
	TOTAL NET ASSETS- 100.00%	$17,804,731

Percentage are stated as a percent of net assets
ADR- American Depository Receipt
(a) Global security, as defined in the Fund’s prospectus.
(b) Non-income producing security.

See accompanying notes

14

EntrepreneurShares Global Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

ASSETS:
Investments, at value (cost $17,606,003)	$17,752,594
Dividends receivable	11,341
Receivable for investments sold	97,132
Other assets	14,515
Total Assets	17,875,582

LIABILITIES:
Payable to Investment Advisor	40
Accrued distribution fee	1,074
Other accrued expenses	69,737
Total Liabilities	70,851

NET ASSETS	$17,804,731

NET ASSETS CONSIST OF:
Capital stock	$17,866,933
Unrealized appreciation on investments	146,360
Accumulated net investment loss	(357)
Accumulated net realized loss	(208,205)

Total Net Assets	$17,804,731

NET ASSETS CONSIST OF:

Class Retail Shares:
Net assets	$2,199,042
Shares outstanding	217,470

Net Asset Value and Redemption Price Per Share
(Unlimited shares of no par value authorized)	$10.11

Class Institutional Shares:
Net assets	$15,605,689
Shares outstanding	1,537,363

Net Asset Value and Redemption Price Per Share
(Unlimited shares of no par value authorized)	$10.15

See accompanying notes

15

EntrepreneurShares Global Fund

STATEMENT OF OPERATIONS

For the year ended June 30, 2012

INVESTMENT INCOME:
Dividend income*	$265,751
Interest income	8
265,759

EXPENSES:
Investment advisory fees	210,289
Transfer agent and shareholder service fees	67,257
Federal and state registration fees	42,947
Legal fees	39,768
Fund accounting fees	33,413
Audit fees	23,594
Custody fees	21,890
Administration fees	21,401
Reports to shareholders	5,908
Distribution fees - Retail Shares	3,841
Distribution fees - Class A Shares+	52
Other	23,688
Total expenses	494,048
Expense reimbursement	(204,253)
Net expenses	289,795

NET INVESTMENT LOSS	(24,036)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions	(207,571)
Net realized loss on foreign currency transactions	(32,541)
Change in unrealized depreciation on investments	(908,853)
Change in unrealized depreciation on foreign currency	(407,984)
Net loss on investments	(1,556,949)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,580,985)

*	Net of $11,051 in foreign tax withholdings.
+	Class A shares converted to Retail shares on June 29, 2012. See Note 1 in the Notes to the Financial Statements.

See accompanying notes

16

EntrepreneurShares Global Fund

STATEMENTS OF CHANGES IN NET ASSETS

	YEAR	PERIOD FROM
	ENDED	NOV. 11, 2010*
	JUNE 30, 2012	TO JUNE 30, 2011
OPERATIONS:
Net investment loss	$(24,036)	$(58,701)
Net realized gain(loss) on investment transactions	(207,571)	96,141
Net realized loss on foreign currency transactions	(32,541)	(13,265)
Change in unrealized appreciation(depreciation) on investments	(908,853)	1,419,639
Change in unrealized appreciation(depreciation) on foreign currency	(407,984)	43,558
Net increase(decrease) in net assets resulting from operations	(1,580,985)	1,487,372

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail	1,345,064	1,298,485
Proceeds from exchange of Class A shares - Retail+	27,111	—
Proceeds from shares sold - Institutional	977,110	14,752,273
Proceeds from shares sold - Class A+	9,525	19,093
Proceeds from shares issued to holders in reinvestment of dividends - Retail	1,294	45
Proceeds from shares issued to holders in reinvestment of dividends - Institutional	8,378	17,385
Proceeds from shares issued to holders in reinvestment of dividends - Class A+	13	1
Payment for shares redeemed - Retail**	(415,977)	(6,402)
Payment for shares redeemed - Institutional**	(170,388)	(44)
Payment for shares redeemed - Class A**+	—	(43)
Payment for exchange to Retail - Class A+	(27,111)	—
Net increase from capital share transactions	1,755,019	16,080,793

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from realized gains - Retail	(1,320)	—
Distributions from realized gains - Institutional	(11,274)	—
Distributions from realized gains - A+	(14)	—
Dividends from net investment income - Retail	—	(46)
Dividends from net investment income - Institutional	—	(24,813)
Dividends from net investment income - Class A+	—	(1)
Total dividends and distributions	(12,608)	(24,860)

INCREASE (DECREASE) IN NET ASSETS	161,426	17,543,305

NET ASSETS:
Beginning of Period	17,643,305	100,000

End of Period (Including accumulated net investment loss of $357 and $13,265, respectively)	$17,804,731	$17,643,305

*	The Fund commenced operations on November 11, 2010.
**	Net redemption fees of less then $1 for the period ended June 30, 2011.
+	Class A shares converted to Retail shares on June 29, 2012. See Note 1 in the Notes to the Financial Statements.

See accompanying notes

17

EntrepreneurShares Global Fund

FINANCIAL HIGHLIGHTS

Retail Class	YEAR	PERIOD FROM
	ENDED	NOV. 11, 2010(1)
	JUNE 30, 2012	TO JUNE 30, 2011

Per Share Data:
Net asset value, beginning of period	$11.21	$10.00

Income (loss) from investment operations:
Net investment loss (6)	(0.03)	(0.08)
Net realized and unrealized gains (losses) on investments	(1.06)	1.31
Total from investment operations	(1.09)	1.23

Less distributions:
Dividends from net investment income	—	(0.02)
Distributions from net realized capital gains	(0.01)	—
Total distributions	(0.01)	(0.02)

Net asset value, end of period	$10.11	$11.21

Total Return	-9.74%	12.27%	(2)

Supplemental data and ratios:
Net assets, end of period (000's)	$2,199	$1,314
Ratio of expenses to average net assets	1.95% (5)	1.95%	(3)(4)(5)
Ratio of net investment loss to average net assets	-0.32% (5)	-1.12%	(3)(5)
Portfolio turnover rate	18.83%	32.87%	(2)

(1)	The Fund commenced operations on November 11, 2010.
(2)	Not annualized.
(3)	Annualized.
(4)	Including interest expense increases the ratio by 0.09%.
(5)	Net of fees waived of 1.21% and 1.03% for the year ended June 30, 2012 and the period ended June 30, 2011, respectively.
(6)	Net investment loss per share has been calculated based on average shares outstanding during the period.

See accompanying notes

18

EntrepreneurShares Global Fund

FINANCIAL HIGHLIGHTS (continued)

Institutional Class	YEAR	PERIOD FROM
	ENDED	NOV. 11, 2010(1)
	JUNE 30, 2012	TO JUNE 30, 2011

Per Share Data:
Net asset value, beginning of period	$11.23	$10.00

Income (loss) from investment operations:
Net investment loss (6)	(0.01)	(0.04)
Net realized and unrealized gains (losses) on investments	(1.06)	1.29
Total from investment operations	(1.07)	1.25

Less distributions:
Dividends from net investment income	—	(0.02)
Distributions from net realized capital gains	(0.01)	—
Total distributions	(0.01)	(0.02)

Net asset value, end of period	$10.15	$11.23

Total return	-9.55%	12.50%	(2)

Supplemental data and ratios:
Net assets, end of period (000's)	$15,606	$16,309
Ratio of expenses to average net assets	1.70% (5)	1.70%	(3)(4)(5)
Ratio of net investment loss to average net assets	-0.13% (5)	-0.60%	(3)(5)
Portfolio turnover rate	18.83%	32.87%	(2)

(1)	The Fund commenced operations on November 11, 2010.
(2)	Not annualized.
(3)	Annualized.
(4)	Including interest expense increases the ratio by 0.07%.
(5)	Net of fees waved of 1.21% and 1.03% for the year ended June 30, 2012 and the period ended June 30, 2011, respectively.
(6)	Net investment loss per share has been calculated based on average shares outstanding during the period.

See accompanying notes

19

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

1. ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. EntrepreneurShares Global Fund (the “Fund”) is currently the sole series of the Trust and is classified as a “diversified” series, as defined in the 1940 Act. The Fund commenced operations on November 11, 2010.

The investment goal of the Fund is to seek long-term capital appreciation. The Fund seeks these investment results through active principles-based securities selection. The Fund mainly invests in equity securities of global companies with market capitalizations that are above $150 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Weston Capital Advisors, the Fund’s investment advisor.

The Fund currently offers two share classes the Retail Class and the Institutional Class. Effective June 29, 2012 the Fund ceased offering its Class A shares to the public. The remaining Class A shares were converted into Retail Class shares. As described in the Fund’s prospectus, the Retail Class shares are subject to a 0.25% distribution (12b-1) fee. The Institutional Class shares do not have a 12b-1 fee. Each class of shares has identical rights and privileges, except with respect to the 12b-1 fee and voting rights on matters affecting a single class of shares.

2. SUMMARY OF SIGNIFICANT ACCOUNT POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Investment Valuations

In determining the net asset value (NAV) of the Fund’s shares, securities that are listed on a national securities exchange (other than The Nasdaq OMX Group, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price. Securities price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price. Unlisted securities held by the Fund are valued at the average of the quoted bid and ask prices in the OTC market. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by Weston Capital Advisors, LLC (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Board.

Short-term investments held with a remaining maturity of 60 days or less generally are valued at amortized cost, as the Board believes that this method of valuing short-term investments approximates market value. Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Fund may elect to use fair value procedures to value a security. Types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the SEC); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

20

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012

Fair-valued securities are valued by the Advisor, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisor or other Funds and the method used to price the security in those Funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisor; and (7) the liquidity or illiquidity of the market for the security.

Use of Estimates and Indemnifications

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Tax

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net realized gains to shareholders.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the year ended June 30, 2012. The Fund would recognize interest and penalties, if any, related to uncertain tax benefits in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities. As of June 30, 2012, open Federal tax years include the tax years ended June 30, 2011 and 2012. The Fund has no examination in progress.

Fair Value Measurement

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:  Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2:  Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3:  Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

21

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The table below is a summary of the inputs used to value the Fund’s investments as of June 30, 2011.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$17,072,418	$17,072,418	$—	$—
Total Real Estate Investment Trusts*	126,243	126,243	—	—
Total Closed-End Mutual Funds	46,124	46,124	—	—
Total Money Market Funds	507,809	507,809	—	—
Total Investments	$17,752,594	$17,752,594	$—	$—

* For further information regarding security characteristics, please see the Schedule of Investments.

The Fund did not hold any Level 3 securities during the year ended June 30, 2012. There were no transfers of securities between levels during the year ended June 30, 2012. Transfers between levels are recognized at the end of the reporting period.

Distribution to Shareholders

The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles.

Foreign Currency Transactions

The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Allocation of Income, Expenses, Gains/Loss

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated based average net assets, with the exception of 12b-1 fees, which are expensed at 0.25% of average daily net assets of the Retail Class.

Other

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day.

3. AGREEMENTS

Investment Advisory Agreement

The Advisor oversees the performance of the Fund and is responsible for overseeing the management of the investment portfolio of the Fund. These services are provided under the terms of an Investment Advisory Agreement dated October 14, 2010 (the “Investment Advisory Agreement”) between the Trust and the Advisor, pursuant to which the Advisor receives an annual advisory fee equal to 1.25% of the Fund’s average net assets.

22

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012

Through October 31, 2012, the Advisor agrees to waive and/or reimburse the Fund for its management fee and, to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of Retail Class shares and Institutional Class shares of the Fund to the amounts of 1.95% and 1.70% per annum, respectively, of net assets attributable to such shares of the Fund. The Advisor shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rates set forth above, provided, however, that the Fund is not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by the Advisor. The Advisor has waived $204,253, which expires on June 30, 2015 and $121,768, which expires on June 30, 2014.

Sub-Advisory services are provided to the Fund, pursuant to an agreement between the Advisor and EntrepreneurShares, LLC (the “Sub-Advisor”). Under the terms of this sub-advisory agreement, the Advisor, not the Fund, compensates the Sub-Advisor based on the Fund’s average net assets.

4. DISTRIBUTION PLAN

The Trust has adopted distribution and service (Rule 12b-1) plans (the “Plan”) for the Fund’s Retail Class shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan allows the Fund to use up to 0.25% of the average daily net assets attributable to the relevant class of Fund shares, to pay sales, distribution, and other fees for the sale of that share class and for services provided to holders of that class of shares. Because these fees are paid out of the Fund’s assets, over time, these fees will increase the cost of an investment in Retail Class shares and may cost the shareholder more than paying other types of sales charges. The Fund’s Institutional Class shares are not subject to any distribution and service (Rule 12b-1) fees.

5. INCOME TAXES

The tax character of distributions paid during the periods ended June 30, 2012 and 2011 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
June 30, 2012	$9,374	$2,597	$637	$12,608
June 30, 2011	$24,860	$—	$—	$24,860

The tax character of the distributions differs from the financial statements due to adjustments relating to REITs and partnerships.

Additionally, GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following table shows the reclassifications made:

Period Ended	Paid in Capital	Accumulated Net Investment Loss	Accumulated Realized Gain
June 30, 2012	$(68,879)	$36,944	$31,935
June 30, 2011	$—	$70,296	$(70,296)

The permanent differences relate primarily to foreign currency reclassifications, partnership adjustments and reclassification of net operating losses.

As of June 30, 2012, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes are:

Cost of Investments	$17,606,003
Unrealized appreciation	2,749,953
Unrealized depreciation	(2,603,593)
Net unrealized appreciation	146,360
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Distributable income	—
Other accumulated losses	(208,562)
Total accumulated losses	$(62,202)

The table above differs from the financial statements due to timing differences on mark-to-market adjustments.

23

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012

As of June 30, 2012, the Fund had $ 208,205 in capital loss carryforwards which could be used to offset future gains. This entire amount is classified as short-term capital losses. Because these losses were incurred after the implementation of the Regulated Investment Company Modernization Act of 2010, these losses can be carried forward indefinitely and they maintain the tax character of the original loss.

At June 30, 2012 the Fund had deferred post-October losses of $ 357.

6. OFFERING COSTS

Offering costs include legal fees regarding the preparation of the initial registration statement. These costs were paid by the Fund. The total amount of the offering costs incurred by the Trust and Fund was $68,734.

7. CAPITAL SHARE TRANSACTIONS

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series. Currently the Trust consists of one series, the Fund. Transactions in shares of the Fund were as follows:

	Year Ended June 30, 2012	Period Ended June 30, 2011
Retail Class
Share sold	138,448	117,623
Share issued in reinvestment of dividends	136	5
Share exchanged from Class A	2,682	—
Shares redeemed	(40,941)	(583)
Net increase	100,325	117,045
Shares outstanding
Beginning of period	117,145	100
End of period	217,470	117,145

Institutional Class
Share sold	100,449	1,441,032
Share issued in reinvestment of dividends	882	1,634
Shares redeemed	(16,430)	(4)
Net increase	84,901	1,442,662
Shares outstanding
Beginning of period	1,452,462	9,800
End of period	1,537,363	1,452,462

Class A
Share sold	858	1,722
Share issue in reinvestment of dividends	2	1
Share exchanged into Retail Class	(2,679)	—
Shares redeemed	—	(4)
Net increase	(1,819)	1,719
Shares outstanding
Beginning of period	1,819	100
End of period	—	1,819

24

EntrepreneurShares Global Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012

8. RELATED PARTIES

At June 30, 2012, certain officers of the Trust were also employees of the Advisor. However, these officers were not compensated directly by the Fund. In addition, refer to Note 3, agreements.

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. At June 30, 2012, for the benefit of its shareholders, FP Capital EntrepreneurShares, an affiliate of the Fund, held 86.19% of the Institutional Class’ outstanding shares and 75.55% of the total Fund shares outstanding.

10. SUBSEQUENT EVENTS EVALUATION

In preparing the financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

11. OFFERING PRICE PER SHARE

The public offering prices for the Retail and Institutional Classes are the net asset value.

The Fund’s distributor, Rafferty Capital Markets, LLC (the “Distributor”) retains the entire sales charge when it makes sales directly to the public. Otherwise, when sales are made through dealers, the Distributor receives none of the related sales charge. For the period from November 11, 2010 to June 30, 2011, and for the fiscal year ended June 30, 2012, the Distributor received $0 on behalf of EntrepreneurShares Global Fund Class A. Sales charges are not an expense of the Fund and are not reflected in the financial statements of the Fund.

12. INVESTMENT TRANSACTIONS

During the period ended June 30, 2012, the aggregate purchases and sales of securities (excluding short-term) were:

Purchases:	$4,676,077
Sales:	$3,112,942

13. FOREIGN INVESTMENT RISK

The Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U. S. The foreign markets in which the Fund invests in are sometimes open on days when the NYSE is not open and the Fund does not calculate its net asset value (NAV), and sometimes are not open on days when the Fund does calculate it’s NAV. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Fund calculates it’s NAV. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Fund calculate its NAV.

Foreign stocks, as an asset, class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

25

EntrepreneurShares Global Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of EntrepreneurSharesTM SeriesTrust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EntrepreneurSharesTM SeriesTrust, comprised of the EntrepreneurShares Global Fund (the Fund), as of June 30, 2012, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at June 30, 2012, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

August 28, 2012

26

EntrepreneurShares Global Fund

ADDITIONAL INFORMATION

(Unaudited)

1. ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

Name, Address and Birth Year	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Dr. Stephen Sohn 40 Grove St. Suite 200 Wellesly Hills, MA 02482 Birth year: 1944	Trustee	Since 2010	Chairman – Quantum Aesthetic Surgery Inc.	1	None

Thomas T. Stallkamp 40 Grove St. Suite 200 Wellesly Hills, MA 02482 Birth year: 1947	Trustee	Since 2010	Founder/Principal Collaborative Management; Former CEO Chairman – MSX International (automotive consulting) (2003 to 2004).	1	Baxter International Inc. and Borg Warner Inc.

George R. Berbeco 40 Grove St. Suite 200 Wellesly Hills, MA 02482 Birth year: 1944	Trustee	Since 2010	Chairman – Bay Colony Development Corporation; Former President – Devon Group and General Partner – Devon Capital Partners, LP. (information systems consulting) (2005 to 2009).	1	None

Joel M. Shulman, CFA(2) 40 Grove St. Suite 200 Wellesly Hills, MA 02482 Birth year: 1955	President and Trustee	Since 2010	Member of the Advisor and the Sub-Advisor since 2010; Chief Executive Officer of the Sub-Advisor since 2010; Tenured professor at Babson College.	1	None

David Cragg 40 Grove St. Suite 200 Wellesly Hills, MA 02482 Birth year: 1969	Secretary, Treasurer and Chief Compliance Officer	Since 2010	Member and Chief Compliance Officer the Advisor since 2010. Former Chief Financial Officer and Chief Operating Officer of the Leuthold Group (institutional research) (1999 to 2009).	N/A	N/A

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.
(2)	Dr. Shulman is considered an interested Trustee within the meaning of the 1940 Act because of his affiliation with the Advisor and the Sub-Advisor.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available free of charge upon request by call the Fund toll free at (877) 271-8811.

2. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS

For the year ended June 30, 2012, 100% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The Fund designates 100% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The Fund designates 0% of its ordinary income distributions as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

27

EntrepreneurShares Global Fund

ADDITIONAL INFORMATION

(Unaudited)

3. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Fund is required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.877.271.8811. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

4. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.877.271.8811 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30.

Once filed, the information is available, without charge, upon request, by calling 1.877.271.8811 and on the SEC’s website (http://www.sec.gov).

28

Investment Advisor

Weston Capital Advisors, LLC

40 Grove Street, Suite 200

Wellesly Square, MA 02482

Investment Sub-Advisor

EntrepreneurShares, LLC

40 Grove Street, Suite 200

Wellesly Square, MA 02482

Independent Public Accounting Firm

Ernst & Young LLP

220 South Sixth Street, Suite 1400

Minneapolis, MN 55402

Custodian

U.S. Bank, N.A.

1555 N. RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Rafferty Capital Markets, LLC

59 Hilton Ave.

Garden City, NY 11530

Administrator, Transfer Agent

And Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the registrant’s N-CSR filed on September 9, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2012	FYE 6/30/2011
Audit Fees	$20,000	$15,000
Audit-Related Fees	$0	$0
Tax Fees	$2,300	$2,200
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2012	FYE 6/30/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2012	FYE 6/30/2011
Registrant	$2,300	$2,200
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to Registrant’s form N-CSR filed September 9, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EntrepreneurShares Series Trust

By (Signature and Title)* /s/ Dr. Joel M. Shulman

Dr. Joel M. Shulman, President

Date September 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Dr. Joel M. Shulman

Dr. Joel M. Shulman, President

Date September 3, 2012

By (Signature and Title)* /s/ David Cragg

David Cragg, Treasurer

Date August 29, 2012

* Print the name and title of each signing officer under his or her signature.